UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2002

Check here if Amendment [ ]; Amendment Number:
                                               -------

This Amendment (Check only one.):               [ ] is  a  restatement.
                                                [ ] adds  new  holdings
                                                    entries.

Institutional  Investment  Manager  Filing  this  Report:

Name:      Howard Capital Management
           ----------------------------------------------
Address:   45 Rockefeller Plaza, Suite 1440
           New York, NY, 10111
           ----------------------------------------------

Form  13F  File  Number:  028-07476
                          ---------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person  Signing this Report on Behalf of Reporting Manager:

Name:   /s/  Jason Kaplan
        -------------------------
Title:  Vice President
        -------------------------
Phone:  310-473-9100
        -------------------------

Signature,  Place,  and  Date  of  Signing:

/s/ Jason Kaplan                     New York, NY                     5/06/2002
----------------                     ------------                     ---------
  [Signature]                        [City, State]                      [Date]

Report  Type  (Check  only  one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

13F File Number  Name

28-____________   ________________________________________

         [Repeat as necessary.]



                              Form 13F SUMMARY PAGE

Report  Summary: 1
Number of Other Included Managers:                      0
                                              -----------

Form  13F  Information  Table  Entry  Total:           61
                                              -----------

Form  13F  Information  Table  Value  Total:  $   152,806
                                              -----------
                                              (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

NONE

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
                                                FORM 13F INFORMATION TABLE

                                                           VALUE   SHARES/ SH/ PUT/ INVSTMT  OTHER    VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT PRN CALL DSCRETN MANAGERS  SOLE SHARED  NONE
------------------------------ ---------------- --------- -------- ------- --- ---- ------- -------- ----- ------ ------
ABBOTT LABORATORIES            COM              002824100     1449   27550 SH       Sole                 0      0  27550
AMERICAN EXPRESS COMPANY       COM              025816109      874   21335 SH       Sole                 0      0  21335
AMERICAN INTL GROUP INC        COM              026874107     7430  102999 SH       Sole              3000   1148  97951
AMGEN INC                      COM              031162100      671   11250 SH       Sole              5800      0   5350
AOL TIME WARNER INC            COM              00184a105     2858  120850 SH       Sole             13000   1700 105000
APPLERA CORP COM APPLIED BIOSY COM              00846u9b9      326   14600 SH       Sole                 0      0  14600
APPLERA CORP COM CELERA GENOMI COM              038020202     3000  146005 SH       Sole             15000   1950 127655
APPLIED MATERIALS INCORPORATED COM              038222105      347    6400 SH       Sole                 0      0   6400
ARMOR HOLDINGS INC             COM              042260109     4882  180150 SH       Sole                 0   2700 176850
BANK OF AMER CORP              COM              060505104      110    1611 SH       Sole                 0      0   1611
BOEING CO                      COM              097023105      603   12500 SH       Sole                 0      0  12100
BRISTOL MYERS SQUIBB CO        COM              110122108     2274   56156 SH       Sole                 0      0  56156
CHEVRONTEXACO CORP             COM              166764100      595    6596 SH       Sole                 0      0   6596
CISCO SYSTEMS INC              COM              17275R102     2661  157162 SH       Sole                 0      0 156162
CITIGROUP INC                  COM              172967101     6658  134454 SH       Sole              8900   1300 122754
COCA COLA COMPANY              COM              191216100     5359  102539 SH       Sole                 0   1550  99789
COMCAST CORP CL A SPECIAL      COM              200300200     5109  160675 SH       Sole                 0   2700 156375
DEERE & COMPANY                COM              244199105      506   11118 SH       Sole                 0      0  11118
DOW CHEMICAL CO                COM              260543103      290    8853 SH       Sole                 0      0   8853
E I DUPONT DE NEMOURS & CO     COM              263534109      113    2400 SH       Sole                 0      0   2400
ELI LILLY & CO                 COM              532457108      244    3200 SH       Sole                 0      0   3200
EMERSON ELECTRIC CO            COM              291011104      925   16126 SH       Sole              5000      0  11126
EQUITABLE RESOURCES INC        COM              294549100      204    5850 SH       Sole                 0      0   5850
EXXON MOBIL CORP               COM              30231g102     6253  142664 SH       Sole                 0      0 141864
GENERAL ELECTRIC CO            COM              369604103    12024  321058 SH       Sole                 0   2100 317508
GENERAL MILLS INCORPORATED     COM              370334104      469    9600 SH       Sole                 0      0   9600
GENERAL MOTORS CORP COM        COM              370442105      888   14692 SH       Sole                 0      0  14092
GILLETTE COMPANY               COM              375766102      714   21000 SH       Sole                 0      0  21000
HOME DEPOT INCORPORATED        COM              437076102     6407  131800 SH       Sole                 0   1550 129150
HONEYWELL INTERNATIONAL INC    COM              438516106     4602  120260 SH       Sole             17000   2600  99460
INTEL CORPORATION              COM              458140100     5860  192710 SH       Sole              8000   2100 180910
INTERNATIONAL BUSINESS MACHINE COM              459200101     1984   19074 SH       Sole                 0      0  18574
J P MORGAN CHASE & CO          COM              46625h100     6773  189992 SH       Sole             13000   2300 173097
JOHNSON & JOHNSON              COM              478160104     2335   35944 SH       Sole                 0      0  35144
LUCENT TECHNOLOGIES INC        COM              549463107      132   27872 SH       Sole             13000      0  14872
MCDONALDS CORPORATION          COM              580135101      991   35700 SH       Sole                 0      0  35700
MERCK & COMPANY INC            COM              589331107    11134  193368 SH       Sole              8500   2000 181718
MICROSOFT CORPORATION          COM              594918104     4328   71755 SH       Sole                 0      0  71355
MINNESOTA MINING & MFG CO      COM              604059105     6193   53846 SH       Sole                 0    750  52496
OCEAN ENERGY INC TEX (NEW)     COM              67481e106      865   43700 SH       Sole             23000      0  20700
PEPSICO INC                    COM              713448108      860   16700 SH       Sole                 0      0  16700
PFIZER INCORPORATED            COM              717081103     5734  144285 SH       Sole                 0   1050 142135
PHARMACIA CORP                 COM              71713u102     1023   22700 SH       Sole              8900      0  13600
PHILIP MORRIS COMPANIES INC    COM              718154107     1849   35104 SH       Sole                 0      0  35104
PROCTER & GAMBLE COMPANY       COM              742718109      378    4200 SH       Sole                 0      0   4200
ROYAL DUTCH PETROLEUM CO NY RE COM              780257804      449    8272 SH       Sole                 0      0   8272
SBC COMMUNICATIONS INC         COM              78387g103      464   12381 SH       Sole                 0      0  12381
SCHERING PLOUGH CORP           COM              806605101      476   15200 SH       Sole                 0      0  15200
SEALED AIR CORP NEW            COM              81211k100      669   14200 SH       Sole                 0      0  14200
ST PAUL COMPANIES INC          COM              792860108      110    2400 SH       Sole                 0      0   2400
SYSCO CORPORATION              COM              871829107      325   10890 SH       Sole                 0      0  10890
TEXAS INSTRUMENTS INC          COM              882508104      834   25200 SH       Sole             13000      0  12100
THE WALT DISNEY COMPANY        COM              254687106     6474  280508 SH       Sole                 0   3900 275508
UNITED TECHNOLOGIES CORP       COM              913017109     6589   88800 SH       Sole                 0   1350  86450
VALUE LINE INC                 COM              920437100     4149   84675 SH       Sole                 0   1200  83075
VERIZON COMMUNICATIONS         COM              92343V104      482   10550 SH       Sole                 0      0  10550
VIACOM INC-CL B                COM              925524308      385    7961 SH       Sole                 0      0   7961
WACHOVIA CORP NEW              COM              929903102      486   13100 SH       Sole              6200      0   6700
WAL-MART STORES INCORPORATED   COM              931142103      712   11620 SH       Sole                 0      0  11620
BP P L C SPONSORED ADR (FRM BP                  055622104      674   12693 SH       Sole                 0      0  12693
GLAXOSMITHKLINE PLC SPONSORED                   37733w105      244    5200 SH       Sole                 0      0   5200